UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               08-10-2009
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 84
                                        -------------------

Form 13F Information Table Value Total: $121,861
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Independent Investors, Inc.
                           FORM 13F INFORMATION TABLE


                                                                  FAIR MKT.     SHARES/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                      TITLE OF CLASS    CUSIP         VALUE       PRN AMT   DSCRETN   MANAGERS  SOLE  SHARED   NONE
--------------                      --------------    -----         -----       -------   -------   --------  ----  ------   ----
3M                                  Common Stock     88579Y101       2060000     34290     SOLE                X
ABBOTT LABORATORIES                 Common Stock     002824100       3210000     68250     SOLE                X
ADOBE SYSTEMS, INC.                 Common Stock     00724F101       1372000     48500     SOLE                X
AIR PRODUCTS & CHEMICALS            Common Stock     009158106        448000      6950     SOLE                X
ALTRIA GROUP INC.                   Common Stock     02209S103        231000     14100     SOLE                X
AMERICAN EXPRESS CO.                Common Stock     025816109        474000     20400     SOLE                X
AMGEN INC.                          Common Stock     031162100       1732000     32728     SOLE                X
APPLE COMPUTER                      Common Stock     037833100       8586000     60285     SOLE                X
AQUA AMERICA                        Common Stock     03836W103       1090000     60932     SOLE                X
AVON PRODUCTS                       Common Stock     054303102        659000     25600     SOLE                X
BB&T CORPORATION                    Common Stock     054937107        505000     23000     SOLE                X
BP plc (ADR)                        Common Stock     055622104       1435000     30100     SOLE                X
BAKER HUGHES, INC.                  Common Stock     057224107        728000     20000     SOLE                X
BANK OF NY MELLON CORP              Common Stock     064058100        680000     23221     SOLE                X
BANK OF AMERICA CORP                Common Stock      60505104        440000     33408     SOLE                x
BAXTER INTERNATIONAL                Common Stock     071813109       2775000     52400     SOLE                X
BERKSHIRE HATHAWAY INC. CL. "B"     Common Stock     084670207        448000       155     SOLE                X
BOEING CORPORATION                  Common Stock     097023105       1439000     33875     SOLE                X
BRISTOL-MYERS SQUIBB                Common Stock     110122108        536000     26400     SOLE                X
CHEVRON TEXACO                      Common Stock     166764100        460000      6950     SOLE                X
CISCO SYSTEMS                       Common Stock     17275R102       2259000    121175     SOLE                X
CITIGROUP                           Common Stock     172967101         74000     24934     SOLE                X
COCA COLA                           Common Stock     191216100       2566000     53488     SOLE                X
COLGATE-PALMOLIVE COMPANY           Common Stock     194162103       1616000     22850     SOLE                X
CONOCO PHILLIPS                     Common Stock     20825c104        370000      8800     SOLE                X
CORNING INC.                        Common Stock     219350105        607000     37800     SOLE                X
CYTEC INDUSTRIES                    Common Stock     232820100        326000     17550     SOLE                X
DEVON ENERGY CORP.                  Common Stock     25179M103       1422000     26100     SOLE                X
DIEBOLD                             Common Stock     253651103        342000     13000     SOLE                X
DISNEY (WALT) CO.                   Common Stock     254687106       1315000     56375     SOLE                X
DOVER CORP                          Common Stock     260003108        969000     29300     SOLE                X
DUPONT DE NEMOURS                   Common Stock     263534109        506000     19759     SOLE                X
EMERSON CO.                         Common Stock     291011104       2391000     73800     SOLE                X
EXXON MOBIL                         Common Stock     30231G102       8432000    120626     SOLE                X
FLUOR CORP                          Common Stock      34386110        877000     17100     SOLE                X
GENERAL ELECTRIC                    Common Stock     369604103       2002000    170867     SOLE                X
GENTEX CORPORATION                  Common Stock     371901109        464000     40000     SOLE                X
GOLDMAN SACHS                       Common Stock     38141G104       1349000      9150     SOLE                X
GOOGLE, INC.                        Common Stock     38259P508        672000      1595     SOLE                X
HALLIBURTON COMPANY                 Common Stock     406216101        718000     34700     SOLE                X
HOME DEPOT                          Common Stock     437076102       1006000     42600     SOLE                X
HONEYWELL INTL                      Common Stock     438516106       1770000     56400     SOLE                X
IBM CORPORATION                     Common Stock     459200101       2115000     20261     SOLE                X
ITT INDUSTRIES                      Common Stock     450911102        752000     16900     SOLE                X
INGERSOLL-RAND COMPANY LTD          Common Stock     G4776G101        551000     26400     SOLE                X
INTEL CORP.                         Common Stock     458140100       1127000     68150     SOLE                X
JP MORGAN CHASE & CO.               Common Stock     46625H100       3061000     89748     SOLE                X
JACOBS ENGINEERING GROUP            Common Stock     469814107       2168000     51510     SOLE                X
JOHNSON & JOHNSON                   Common Stock     478160104       6783000    119422     SOLE                X
KIMBERLY CLARK                      Common Stock     494368103        660000     12600     SOLE                X
L-3 COMMUNICATIONS                  Common Stock     502424104        988000     14250     SOLE                X
LILLY (ELI) & CO.                   Common Stock     532457108        952000     27500     SOLE                X
LOCKHEED MARTIN CORP                Common Stock     539830109       1774000     22000     SOLE                X
MARTIN MARIETTA MATERIALS, INC.     Common Stock     573284106        946000     12000     SOLE                X
MEDTRONIC                           Common Stock     585055106        307000      8800     SOLE                X
MICROSOFT CORPORATION               Common Stock     594918104       2079000     87490     SOLE                X
MONSANTO                            Common Stock     61166W101        828000     11150     SOLE                x
MORGAN STANLEY                      Common Stock     617446448        640000     22475     SOLE                X
NIKE INC.                           Common Stock     654106103        983000     19000     SOLE                X
NORFOLK SOUTHERN CORP.              Common Stock     655844108       1020000     27100     SOLE                X
ORACLE CORPORATION                  Common Stock     68389X105       1747000     81600     SOLE                X
PALL CORPORATION                    Common Stock     696429307        903000     34000     SOLE                X
PEABODY ENERGY CORP                 Common Stock     704549104        452000     15000     SOLE                X
PEPSICO                             Common Stock     713448108       1276000     23225     SOLE                X
PFIZER                              Common Stock     717081103        732000     48800     SOLE                X
PHILIP MORRIS INTERNATIONAL         Common Stock     718172109        615000     14100     SOLE                X
PRECISION CASTPARTS                 Common Stock     740189105       1022000     14000     SOLE                X
PROCTER & GAMBLE                    Common Stock     742718109       6410000    125445     SOLE                X
QUALCOMM                            Common Stock     747525103       2422000     53600     SOLE                X
SPDR GOLD SHARES                    Common Stock     780259206        364000      4000     SOLE                X
SARA LEE CORP                       Common Stock     803111103        195000     20000     SOLE                X
SCHLUMBERGER LIMITED                Common Stock     806857108       3026000     55925     SOLE                X
STRYKER CORPORATION                 Common Stock     863667101       1360000     34230     SOLE                X
TENARIS S.A.                        Common Stock     88031M109        216000      8000     SOLE                X
TEREX CORP                          Common Stock     880779103        120000     10000     SOLE                X
TETRA TECH INC.                     Common Stock     88162G103       1312000     45800     SOLE                X
THOMAS & BETTS CORP.                Common Stock     884315102        346000     12000     SOLE                X
TIME WARNER                         Common Stock     887317105        212000      8449     SOLE                X
UNITED PARCEL SERVICE               Common Stock     911312106       3269000     65400     SOLE                X
WATERS CORP                         Common Stock     941848103       4009000     77900     SOLE                X
WATTS WATER TECHNOLOGIES            Common Stock     942749102       1184000     55000     SOLE                X
WELLS FARGO                         Common Stock     30226D106       1011000     41700     SOLE                X
WYETH                               Common Stock     983024100        272000      6000     SOLE                X
ZIMMER HOLDINGS                     Common Stock     98956P102        291000      6850     SOLE                X
TOTAL VALUE                                                      121,861,000        84